Litigation	9 Months Ended
Sep. 30, 2013
Litigation [Abstract]
Litigation

Note 10. Litigation

Claims and Proceedings

1) On June 29, 2012, a purported class action complaint was filed in the District Court, Fourth Judicial District, Hennepin County, Minnesota (the "Minnesota Court"), naming Stratasys, Inc., the members of its board of directors, and Objet's two indirect, wholly-owned subsidiaries party to the Objet merger agreement (Seurat Holdings Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Objet, or Holdco, and Oaktree Merger Inc., a Delaware corporation, or Merger Sub) as defendants. On July 2, 2012, another purported class action complaint was filed in the Court of Chancery of the State of Delaware (the "Delaware Court"), naming the same persons as well as Objet as defendants. A third purported class action was filed on July 17, 2012, also in the Minnesota Court naming the same parties (except for Objet) as defendants. The complaints generally alleged that, in connection with approving the Objet merger, the Stratasys, Inc. directors breached their fiduciary duties owed to Stratasys, Inc. stockholders and that Stratasys, Inc., Objet, Holdco and Merger Sub knowingly aided and abetted the Stratasys, Inc. directors' breaches of their fiduciary duties. The complaints sought, among other things, certification of the case as a class action, an injunction against the consummation of the transaction, a judgment against the defendants for damages, and an award of fees, expenses and costs to plaintiffs and their attorneys.

While the Company and the other defendants believe that each of the aforementioned lawsuits to be without merit, in an effort to minimize cost and expense of any litigation relating to such lawsuits, on September 6, 2012, the Company and other defendants entered into a memorandum of understanding ("MOU") reflecting an agreement to resolve the actions. Pursuant to the terms of the MOU, the parties agreed, after arm's-length negotiations, that Stratasys, Inc. would file a Current Report on Form 8-K amending and supplementing the applicable disclosure in the Company's joint proxy statement/prospectus filed with the U.S. Securities and Exchange Commission in connection with the Objet merger (the "Supplemental Disclosures"). Plaintiffs' counsel also conducted confirmatory discovery as provided in the MOU.

On October 3, 2013, counsel for plaintiff, Stratasys, Inc. and other defendants documented the proposed settlement, including the Supplemental Disclosures, in a Stipulation and Agreement of Compromise, Settlement and Release (the "Settlement Agreement"), which was filed with the Delaware Court. Under the terms of the Settlement Agreement, which is subject to approval by the Delaware Court, the plaintiffs agreed, in exchange for the Supplemental Disclosures, to a dismissal of the action pending in the Delaware Court with prejudice, to voluntarily dismiss the action pending in the Minnesota Court with prejudice and without costs, and to release all claims against the defendants, subject to certain conditions. The defendants agreed not to oppose an award of attorneys' fees, costs and expenses in an amount not to exceed $450,000. However, Delaware Court's approval of the settlement is not conditioned on court approval of such fees, costs and expenses. The Court is expected to hold a settlement hearing in January 2014 to consider final approval of the settlement and plaintiffs' counsel request for fees and reimbursement of expenses. The Company recorded a provision in 2012 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

2) In October 2007, a former supplier of Objet brought an action against Objet and the former directors of its European subsidiary (one of whom, Ilan Levin, is a current director of the Company) in a Brussels commercial court, claiming damages of €566,000 ($764,000), plus interest and related legal and litigation costs. On April 26, 2010, the court held Objet and its subsidiary's former directors jointly and severally liable for the full amount claimed. Objet along with its subsidiary's former directors filed an appeal of the judgment in May 2010, with respect to which the final judgment is expected to be rendered in 2013. In keeping with required procedures related to the litigation, in July 2011, the Company deposited the full amount of the original judgment in favor of the former supplier, plus interest and litigation costs (€690,000, or $931,000, in total) into a blocked, state-owned account in the Company's name, to be held pending the outcome of the appeal.

Objet recorded a provision in 2007 and 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

3) In December 2008, an employee of Objet, whose employment with Objet was subsequently terminated, filed a claim against Objet demanding that, based on an alleged undertaking Objet had made, Objet issue to him an option that would allow him to maintain an equity interest of 1.45% in Objet, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($156,000). In July 2009, Objet filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, Objet initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($125,000) on account of alleged wrongful termination by Objet, and consequently, Objet filed an amended statement of defense on June 2011. The former employee later amended his statement of claim for the second time, so that it will include a claim that Objet never granted him options.

The action is currently ongoing and is being litigated in an Israeli labor court. Evidentiary hearings took place on February 7, 2013 and April 4, 2013. The former employee submitted his summation briefs on June 5, 2013, the Company submitted its summation briefs on September 29, 2013 and the former employee submitted his answer briefs on October 10, 2013.

Objet recorded a provision in 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

It is reasonably possible that the loss arising from this claim will be greater than the amount accrued, up to the entire amount claimed.

4) On April 15, 2012, the Company and a former distributor signed a mediation / arbitration agreement in order to either amicably resolve or arbitrate, in Israel, a dispute related to a distributorship agreement with the former distributor that the Company had terminated for cause. Without waiving any of its rights, and for the purpose of mediation, the former distributor has claimed compensation of $1.5 million for, among other things, its alleged investment in building a market for the Company's products, while the Company has claimed approximately $0.5 million (under a similar reservation of rights), for amounts owed to it by the distributor under the distributorship agreement, damages to the Company's reputation and lost profits. The first mediation meeting under the mediation / arbitration agreement was held on July 18, 2012, and it has been followed by additional meetings that the mediator has held with each of the parties separately. As of the date of these financial statements the mediation has been discontinued. Neither party has so far initiated arbitration proceedings.

Management does not believe that the allegations made by the former distributor will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

5) On March 4, 2013, the Company was notified of two lawsuits purportedly filed in an Israeli district court against the Company by four current or former minority shareholders and former directors of Objet. The lawsuits purportedly demand that the Company amend its capitalization table such that certain shares previously issued to Objet shareholders named as defendants would be recognized as being owned by the plaintiffs with a consequent reduction of the share ownership of the named defendants and issuance of new shares to the plaintiffs. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Executive Committee of the Company's board of directors, David Reis, a director and Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director. The lawsuits allege in particular that a series of investments in Objet during 2002 and 2003 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that Objet effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date - as late as 2009. The Company and named defendants have filed motions with the court, seeking to strike the lawsuits on certain grounds and requesting that the court order the plaintiffs to pay court fees according to the actual value of the remedies sought, instead of limited fees for declaratory remedies. The plaintiffs have filed their responses, and the Company and named defendants have filed their answer. On July 1, 2013, a pre-trial hearing was held, in which the court decided that it will first rule on the motion regarding court fees and only later will proceed, if necessary, to rule on the other motions.

The Company believes that these claims are all entirely baseless and that the transactions in question were conducted in accordance with applicable law. Management does not believe that these lawsuits will have a material adverse effect on our operations or financial condition, and the Company intends to vigorously defend these lawsuits.

The Company is a party to various other legal proceedings, in the normal course of its business. The Company accrues for a loss contingency when it determines that it probable, after consultation with management, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the outcome of these legal proceedings, either individually or in the aggregate, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.